Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Related Party Transactions

	2015	2014

Receivable from:
CMFG Life	$ 4,518	$ 2,765

Total	$ 4,518	$ 2,765

Payable to:
CUNA Brokerage Services, Inc.	$ 2,478	$ 1,290
MEMBERS Capital Advisors, Inc.	2	2

Total	$ 2,480	$ 1,292